TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

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Transamerica AEGON Flexible Income

The following replaces the information in the Retail and Class I2 Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica AEGON Flexible Income:

Portfolio Managers:

Brian W. Westhoff, CFA, Portfolio Manager (Lead) since 2005

Greg Haendel, CFA, Portfolio Manager since 2005

Bradley J. Beman, CFA, CPA, Portfolio Manager since 2011

David Halfpap, Portfolio Manager since 2011

Rick Perry, Portfolio Manager since 2011

Jim Schaeffer, Portfolio Manager since 2011

The following replaces the information in the Retail and Class I2 Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica AEGON Flexible Income:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Brian W. Westhoff, CFA/2005	Portfolio Manager (Lead)	AUIM	Portfolio Manager
Greg Haendel, CFA/2005	Portfolio Manager	AUIM	Portfolio Manager
Bradley J. Beman, CFA, CPA/2011	Portfolio Manager	AUIM	Senior Vice President, Director – High Yield
David Halfpap/2011	Portfolio Manager	AUIM	Executive Vice President, Portfolio Manager
Rick Perry/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Investment Grade Credit
Jim Schaeffer/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Distressed Debt

The following information supplements and amends disclosure in the Statement of Additional Information:

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Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Multi-Manager International Portfolio

Effective April 1, 2011, the information under the section entitled “Shareholder Information – Advisory Fees – Portfolio Construction Manager Compensation” on page 106 of the Retail Prospectus is deleted and replaced with the following:

Portfolio Construction Manager Compensation†

For the fiscal year ended October 31, 2010, the portfolio construction manager received the following fees as a percentage of a fund's average daily net assets:

Transamerica Asset Allocation – Conservative Portfolio	0.10%
Transamerica Asset Allocation – Growth Portfolio	0.10%
Transamerica Asset Allocation – Moderate Growth Portfolio	0.10%
Transamerica Asset Allocation – Moderate Portfolio	0.10%
Transamerica Multi-Manager Alternative Strategies Portfolio	0.20%
Transamerica Multi-Manager International Portfolio	0.10%

† Effective April 1, 2011, the portfolio construction manager's fee for each of the funds is 0.10% of the first $20 billion of average daily net assets; 0.09% of average daily net assets over $20 billion up to $30 billion; and 0.08% over $30 billion. The average daily net assets for the purpose of calculating fees will be determined on a combined basis with all series of Transamerica Series Trust for which Morningstar serves as the Portfolio Construction Manager; and with all series of Transamerica Funds for which Morningstar serves as the Portfolio Construction Manager except Transamerica Multi-Manager Alternative Strategies Portfolio.

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Transamerica AQR Managed Futures Strategy

The following replaces the information in the Class I2 Prospectus under the section entitled “Management – Portfolio Managers” relating to Transamerica AQR Managed Futures Strategy:

Portfolio Managers:

Clifford S. Asness, Portfolio Manager since 2010

John M. Liew, Portfolio Manager since 2010

Brian K. Hurst, Portfolio Manager since 2010

Yao Hua Ooi, Portfolio Manager since 2010

The following replaces the information in the Class I2 Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica AQR Managed Futures Strategy:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Clifford S. Asness/2010	Portfolio Manager	AQR	Portfolio Manager, Managing and Founding Principal
John M. Liew/2010	Portfolio Manager	AQR	Portfolio Manager, Founding Principal
Brian K. Hurst/2010	Portfolio Manager	AQR	Portfolio Manager, Principal
Yao Hua Ooi/2010	Portfolio Manager	AQR	Portfolio Manager, Vice President

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Transamerica Federated Market Opportunity

The following information supplements and amends information in the Retail and Class I2 Prospectuses:

Transamerica Federated Market Opportunity is deleted in its entirety from the Class I2 Prospectus.

References to Transamerica Federated Market Opportunity are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica Multi-Manager Alternative Strategies Portfolio

The following information replaces information in the Fee Table portion of the section entitled “Fees and Expenses” relating to Transamerica Multi-Manager Alternative Strategies Portfolio in the Retail Prospectus:

Shareholder Fees (fees paid directly from your investment)
	Class of Shares
	A	C	I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class of Shares
	A	C	I
Management fees	0.20%	0.20%	0.20%
Distribution and service (12b-1) fees	0.35%	1.00%	None
Other expenses	0.25%	0.24%	0.30%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)	1.15%	1.15%	1.15%
Total annual fund operating expenses[a]	1.95%	2.59%	1.65%

a Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

The following information supplements and amends information in the section entitled “Example” relating to Transamerica Multi-Manager Alternative Strategies Portfolio in the Retail Prospectus:

Example:  This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$737	$1,129	$1,544	$2,700
C	$362	$ 805	$1,375	$2,925
I	$168	$ 520	$ 897	$1,955
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
A	$737	$1,129	$1,544	$2,700
C	$262	$ 805	$1,375	$2,925
I	$168	$ 520	$ 897	$1,955

The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

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Transamerica Water Island Arbitrage Strategy

The following information supplements and amends information in the section entitled “List and Description of Certain Underlying Funds” beginning on page 133 of the Retail Prospectus:

Effective May 1, 2011, Transamerica Water Island Arbitrage Strategy will be an underlying fund option for Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio.

The description of Transamerica Water Island Arbitrage Strategy is added as follows:

• Transamerica Water Island Arbitrage Strategy seeks to achieve capital growth by engaging in merger arbitrage. The fund invests, under normal circumstances, at least 80% of its net assets in equity securities and other investments with similar economic characteristics of companies (both domestic and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock and options. The fund’s sub-adviser uses investment strategies designed to minimize market exposure including short selling and purchasing and selling options. The most common arbitrage activity, and the approach the fund generally will use, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The principal risks of investing in this underlying fund are: active trading; arbitrage; cash management and defensive investing; currency; currency hedging; derivatives; foreign securities; increase in expenses; leveraging; liquidity; market; merger arbitrage; portfolio selection; portfolio turnover; preferred stock; sector concentration; short sales; and stocks.

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All Funds

(except Transamerica AEGON Money Market)

The following paragraph replaces the risk disclosure labeled “Interest Rate” in the section of the Prospectuses entitled “Principal Risks” of each applicable fund:

▪

Interest Rate –Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security tends to fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

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Investors Should Retain this Supplement for Future Reference

June 16, 2011